Mineral Properties and Exploration and Evaluation Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lindero Project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 9,431	$ 5,259